PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation expenses from continuing operations	$ 2,626	$ 7,338	$ 11,966
Depreciation expenses from discontinuing operations	$ 52	$ 1,500	$ 5,379